Related Parties Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of related party payables
	December 31,	December 31,
	2024	2023
	USD thousands	USD thousands
Employees, consultants and related expenses	531	490
Accrued expenses	75	74
	606	564

Schedule of transaction with related parties
	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2024	2023	2022
	USD thousands	USD thousands	USD thousands
Salaries and related expenses	1,718	2,795	2,409
Share-based payments	427	1,304	2,466
Professional Services	284	258	231
Research and development	36	36	36

	2,465	4,393	5,142